Prepayments and Other Current Assets - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 100,020	$ 15,695	¥ 109,315
Adoption of ASC 326			(9,053)
Amounts charged to expenses	1,462	230	2,973
Amounts written off	(3,951)	(620)	(10,099)
Disposal of a subsidiary			68
Foreign Exchange effect	1,912	300	5,208
Ending balance	92,695	14,545	100,020
Prepaid Expenses and Other Current Assets [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	171,619	26,932	144,622
Adoption of ASC 326			19,765
Amounts charged to expenses	(696)	(109)	10,862
Amounts written off	(66,658)	(10,460)
Disposal of a subsidiary	(1)		(11)
Foreign Exchange effect	(1,279)	(201)	(3,619)
Ending balance	¥ 102,985	$ 16,162	¥ 171,619